Amortization of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Amortization of Intangible Assets Details
Finite-Lived Intangible Asset, Useful Life	3
Amortization of Intangible Assets	$ 2,308	$ 2,309